UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: November 30

Date of reporting period: May 31, 2009

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / MAY 31, 2009

Legg Mason Partners

Mid Cap Core Fund

Managed by	CLEARBRIDGE ADVISORS

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term growth of capital.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Fund’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy weakened significantly during the six-month reporting period ended May 31, 2009. Looking back, after expanding 2.8% during the second quarter of 2008, U.S. gross domestic product (“GDP”)i growth took a step backward during the second half of 2008. According to the U.S. Department of Commerce, third and fourth quarter 2008 GDP contracted 0.5% and 6.3%, respectively, the latter being the worst quarterly reading since 1982. Economic weakness continued in early 2009, as first quarter 2009 GDP declined 5.5%. This marked the first time in thirty-four years that the U.S. economy posted three consecutive quarters of negative GDP growth.

When the reporting period began, speculation ended as to whether the U.S. would experience a recession. On December 1, 2008, the National Bureau of Economic Research (“NBER”) — which has the final say on when one begins and ends — announced that a recession had begun in December 2007, making the current recession the lengthiest since the Great Depression. Contributing to the economy’s troubles has been the accelerating weakness in the labor market. Since December 2007, approximately six million jobs have been shed and we have experienced seventeen consecutive months of job losses, matching the record that occurred during the 1981-82 recession. In addition, the unemployment rate continued to move steadily higher, rising from 8.9% in April to 9.4% in May 2009, to reach its highest rate since 1983.

Another strain on the economy, the housing market, may finally be getting closer to reaching a bottom. After plunging late last year, new single-family home starts have been fairly stable in recent months and, while home prices continued to fall, the pace of the decline has moderated somewhat. Other economic news also seemed to be “less negative.” Inflation remained low, May retail sales (excluding gasoline) were modestly higher and consumer sentiment rose a fourth straight month in June, albeit from a very low level. In addition, while 345,000 jobs were lost in May, it was substantially less than April’s 504,000 decline and the smallest monthly loss since September 2008.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take

Legg Mason Partners Mid Cap Core Fund	I

Letter from the chairman continued

aggressive and, in some cases, unprecedented actions. Looking back, after reducing the federal funds rateiii from 5.25% in August 2007 to 2.00% in April 2008, the Fed then left rates on hold for several months leading up to the beginning of the reporting period. This was due to growing inflationary pressures as a result of soaring oil and commodity prices, coupled with the sagging U.S. dollar. However, as inflation receded along with oil prices and the global financial crisis escalated, the Fed cut rates twice in October 2008 to 1.00%. Then, in December 2008, it reduced the federal funds rate to a range of 0 to 1/4 percent — a historic low — and has maintained this stance thus far in 2009. In conjunction with the June meeting, the Fed stated that it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. Back in September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets. More recently, the Fed has taken additional measures to thaw the frozen credit markets, including the purchase of debt issued by Fannie Mae and Freddie Mac, as well as introducing the Term Asset-Backed Securities Loan Facility (“TALF”). In March 2009, the Fed continued to pursue aggressive measures as it announced its intentions to:

•	Purchase up to an additional $750 billion of agency mortgage-backed securities, bringing its total purchases of these securities to up to $1.25 trillion in 2009.

•	Increase its purchases of agency debt this year by up to $100 billion to a total of up to $200 billion.

•	Buy up to $300 billion of longer-term Treasury securities over the next six months.

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September 2008. In October, the Treasury’s $700 billion Troubled Asset Relief Program (“TARP”) was approved by Congress and signed into law by former President Bush. Then, in March 2009, Treasury Secretary Geithner introduced the Public-Private Partnership Investment Program (“PPIP”), which is intended to facilitate the purchase of troubled mortgage assets from bank balance sheets. President Obama has also made reviving the economy a priority in his administration, the cornerstone thus far being the $787 billion stimulus package that was signed into law in February 2009.

Despite periods of extreme volatility, the U.S. stock market, as measured by the S&P 500 Indexiv (the “Index”), generated a positive return for the six months

II	Legg Mason Partners Mid Cap Core Fund

ended May 31, 2009. After a modest gain in December 2008, the market fell sharply in January and February 2009. Stock prices continued to plunge in early March, at one point reaching a twelve-year low. Stocks then rallied sharply in March, April and May, returning 8.76%, 9.57% and 5.59%, respectively. All told, the Index rose 4.05% over the six-month reporting period.

Looking at the U.S. stock market more closely, in terms of market capitalizations, large-, mid- and small-cap stocks, as measured by the Russell 1000v, Russell Midcapvi and Russell 2000vii Indices, returned 5.73%, 14.25% and 7.02%, respectively, during the six-month period ended May 31, 2009. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned 12.39% and -0.65%, respectively.

Performance review

For the six months ended May 31, 2009, Class A shares of Legg Mason Partners Mid Cap Core Fund, excluding sales charges, returned 14.35%. The Fund’s unmanaged benchmark, the S&P MidCap 400 Indexx, returned 13.02% over the same time frame. The Lipper Mid-Cap Core Funds Category Average1 returned 13.57% for the same period.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 393 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Mid Cap Core Fund	III

Letter from the chairman continued

PERFORMANCE SNAPSHOT as of May 31, 2009 (excluding sales charges) (unaudited)
6 MONTHS (not annualized)
Mid Cap Core Fund — Class A Shares	14.35%
S&P MidCap 400 Index	13.02%
Lipper Mid-Cap Core Funds Category Average[1]	13.57%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.
Excluding sales charges, Class 1 shares[2] returned 14.53%, Class B shares returned 13.89%, Class C shares returned 13.93%, Class R shares returned 14.35%, Class I shares returned 14.64% and Class IS shares returned 14.63% over the six months ended May 31, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower.
Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.
TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated March 30, 2009, the gross total operating expense ratios for Class 1, Class A, Class B, Class C, Class R, Class I and Class IS shares were 1.04%, 1.28%, 2.16%, 2.05%, 1.50%, 0.78% and 0.82%, respectively.
As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class 1 shares will not exceed the total net annual operating expenses of Class A shares less the 12b-1 differential of 0.25%. This expense limitation may be reduced or terminated at any time.
Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

A special note regarding increased market volatility

Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid — sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 393 funds in the Fund’s Lipper category, and excluding sales charges.

[2]

Effective July 27, 2007, the Fund’s Class 1 shares were closed to all new purchases and incoming exchanges. Investors owning Class 1 shares on that date may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

IV	Legg Mason Partners Mid Cap Core Fund

hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your fund

Important information with regard to certain regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

June 26, 2009

Legg Mason Partners Mid Cap Core Fund	V

Letter from the chairman continued

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Mid-cap stocks may be more volatile than large-cap stocks. Additionally, the Fund’s performance may be influenced by political, social and economic factors affecting investments in companies in foreign countries. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vi

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

viii

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

[x]	The S&P MidCap 400 Index is a market value weighted index which consists of 400 domestic stocks chosen for market size, liquidity and industry group representation.

VI	Legg Mason Partners Mid Cap Core Fund

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments

Legg Mason Partners Mid Cap Core Fund 2009 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2008 and held for the six months ended May 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class 1	14.53%	$1,000.00	$1,145.30	1.11%	$5.94
Class A	14.35	1,000.00	1,143.50	1.36	7.27
Class B	13.89	1,000.00	1,138.90	2.30	12.26
Class C	13.93	1,000.00	1,139.30	2.15	11.47
Class R	14.35	1,000.00	1,143.50	1.36	7.27
Class I	14.64	1,000.00	1,146.40	0.86	4.60
Class IS	14.63	1,000.00	1,146.30	0.84	4.49

[1]	For the six months ended May 31, 2009.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	Legg Mason Partners Mid Cap Core Fund 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class 1	5.00%	$1,000.00	$1,019.40	1.11%	$5.59
Class A	5.00	1,000.00	1,018.15	1.36	6.84
Class B	5.00	1,000.00	1,013.46	2.30	11.55
Class C	5.00	1,000.00	1,014.21	2.15	10.80
Class R	5.00	1,000.00	1,018.15	1.36	6.84
Class I	5.00	1,000.00	1,020.64	0.86	4.33
Class IS	5.00	1,000.00	1,020.74	0.84	4.23

[1]	For the six months ended May 31, 2009.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Mid Cap Core Fund 2009 Semi-Annual Report	3

Schedule of investments (unaudited)

May 31, 2009

LEGG MASON PARTNERS MID CAP CORE FUND
SHARES	SECURITY	VALUE

COMMON STOCKS — 93.0%
CONSUMER DISCRETIONARY — 14.5%
	Hotels, Restaurants & Leisure — 2.8%
550,000	Burger King Holdings Inc.	$9,108,000
230,000	Ctrip.com International Ltd., ADR	9,418,500
	Total Hotels, Restaurants & Leisure	18,526,500
	Household Durables — 3.9%
246,000	Black & Decker Corp.	7,889,220
190,000	Mohawk Industries Inc.*	7,271,300
300,000	Tempur-Pedic International Inc.	3,309,000
400,000	Toll Brothers Inc.*	7,432,000
	Total Household Durables	25,901,520
	Leisure Equipment & Products — 1.9%
5,000,000	Li Ning Co., Ltd.(a)	12,166,083
	Specialty Retail — 5.9%
665,000	American Eagle Outfitters Inc.	9,848,650
835,000	CarMax Inc.*	9,360,350
175,000	Sherwin-Williams Co.	9,240,000
268,000	Tractor Supply Co.*	10,285,840
	Total Specialty Retail	38,734,840
	TOTAL CONSUMER DISCRETIONARY	95,328,943
CONSUMER STAPLES — 1.5%
	Food & Staples Retailing — 1.5%
390,000	Casey’s General Stores Inc.	9,839,700
ENERGY — 7.2%
	Energy Equipment & Services — 4.1%
153,990	Baker Hughes Inc.	6,014,849
375,000	Bristow Group Inc.*	11,861,250
81,000	Diamond Offshore Drilling Inc.	6,826,680
900,000	ION Geophysical Corp.*	2,547,000
	Total Energy Equipment & Services	27,249,779
	Oil, Gas & Consumable Fuels — 3.1%
250,000	Comstock Resources Inc.*	9,957,500
410,000	Petrohawk Energy Corp.*	10,332,000
	Total Oil, Gas & Consumable Fuels	20,289,500
	TOTAL ENERGY	47,539,279
FINANCIALS — 13.4%
	Capital Markets — 5.4%
260,000	AllianceBernstein Holding LP	4,960,800
514,300	Highlands Acquisition Corp.*	4,975,853

See Notes to Financial Statements.

4	Legg Mason Partners Mid Cap Core Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS MID CAP CORE FUND
SHARES	SECURITY	VALUE

	Capital Markets — 5.4% continued
825,000	Invesco Ltd.	$12,911,250
750,000	TD Ameritrade Holding Corp.*	12,780,000
	Total Capital Markets	35,627,903
	Insurance — 3.2%
275,000	Allied World Assurance Holdings Ltd.	10,381,250
165,000	PartnerRe Ltd.	10,767,900
	Total Insurance	21,149,150
	Real Estate Investment Trusts (REITs) — 3.7%
115,000	Alexandria Real Estate Equities Inc.	4,128,500
400,000	Annaly Capital Management Inc.	5,576,000
1,900,000	Chimera Investment Corp.	6,631,000
125,000	Health Care REIT Inc.	4,281,250
500,000	Mission West Properties Inc.	3,485,000
	Total Real Estate Investment Trusts (REITs)	24,101,750
	Thrifts & Mortgage Finance — 1.1%
450,000	People’s United Financial Inc.	7,110,000
	TOTAL FINANCIALS	87,988,803
HEALTH CARE — 14.3%
	Biotechnology — 3.2%
440,000	Onyx Pharmaceuticals Inc.*	10,410,400
150,000	OSI Pharmaceuticals Inc.*	5,070,000
200,000	Vertex Pharmaceuticals Inc.*	5,962,000
	Total Biotechnology	21,442,400
	Health Care Providers & Services — 6.3%
360,000	AmerisourceBergen Corp.	13,356,000
470,000	CardioNet Inc.*	8,323,700
250,000	Magellan Health Services Inc.*	7,465,000
305,000	Mednax Inc.*	12,352,500
	Total Health Care Providers & Services	41,497,200
	Life Sciences Tools & Services — 1.2%
400,000	Pharmaceutical Product Development Inc.	8,012,000
	Pharmaceuticals — 3.6%
800,000	Elan Corp. PLC, ADR*	5,584,000
325,000	Shire Ltd., ADR	13,552,500
250,000	XenoPort Inc.*	4,327,500
	Total Pharmaceuticals	23,464,000
	TOTAL HEALTH CARE	94,415,600
INDUSTRIALS — 14.9%
	Aerospace & Defense — 2.0%
180,000	L-3 Communications Holdings Inc.	13,231,800

See Notes to Financial Statements.

Legg Mason Partners Mid Cap Core Fund 2009 Semi-Annual Report	5

Schedule of investments (unaudited) continued

May 31, 2009

LEGG MASON PARTNERS MID CAP CORE FUND
SHARES	SECURITY	VALUE

	Commercial Services & Supplies — 3.8%
540,000	Corrections Corporation of America*	$8,289,000
385,000	Covanta Holding Corp.*	5,817,350
800,000	R.R. Donnelley & Sons Co.	10,784,000
	Total Commercial Services & Supplies	24,890,350
	Construction & Engineering — 4.2%
625,000	Quanta Services Inc.*	14,256,250
500,000	Shaw Group Inc.*	13,600,000
	Total Construction & Engineering	27,856,250
	Industrial Conglomerates — 1.8%
550,000	McDermott International Inc.*	12,083,500
	Machinery — 3.1%
325,000	AGCO Corp.*	9,379,500
260,000	Parker Hannifin Corp.	10,987,600
	Total Machinery	20,367,100
	TOTAL INDUSTRIALS	98,429,000
INFORMATION TECHNOLOGY — 16.4%
	Communications Equipment — 1.8%
460,000	Juniper Networks Inc.*	11,375,800
	Computers & Peripherals — 1.6%
870,000	Palm Inc.*	10,614,000
	Internet Software & Services — 3.3%
260,000	Digital River Inc.*	9,913,800
500,000	VeriSign Inc.*	11,705,000
	Total Internet Software & Services	21,618,800
	IT Services — 1.3%
450,000	Fidelity National Information Services Inc.	8,667,000
	Semiconductors & Semiconductor Equipment — 2.9%
415,000	Lam Research Corp.*	10,868,850
385,000	Microchip Technology Inc.	8,304,450
	Total Semiconductors & Semiconductor Equipment	19,173,300
	Software — 5.5%
575,000	Autodesk Inc.*	12,339,500
525,000	Check Point Software Technologies Ltd.*	12,258,750
450,000	MICROS Systems Inc.*	11,754,000
	Total Software	36,352,250
	TOTAL INFORMATION TECHNOLOGY	107,801,150
MATERIALS — 5.0%
	Chemicals — 1.8%
600,000	Celanese Corp., Series A Shares	12,306,000

See Notes to Financial Statements.

6	Legg Mason Partners Mid Cap Core Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS MID CAP CORE FUND
SHARES	SECURITY	VALUE

	Metals & Mining — 3.2%
190,000	Agnico-Eagle Mines Ltd.	$11,753,400
260,000	Allegheny Technologies Inc.	9,206,600
	Total Metals & Mining	20,960,000
	TOTAL MATERIALS	33,266,000
UTILITIES — 5.8%
	Electric Utilities — 1.6%
425,000	Allegheny Energy Inc.	10,625,000
	Independent Power Producers & Energy Traders — 1.6%
475,000	NRG Energy Inc.*	10,687,500
	Multi-Utilities — 2.6%
875,000	CenterPoint Energy Inc.	8,855,000
180,000	Sempra Energy	8,222,400
	Total Multi-Utilities	17,077,400
	TOTAL UTILITIES	38,389,900
	TOTAL COMMON STOCKS (Cost — $715,694,953)	612,998,375
WARRANTS
WARRANTS — 0.0%
514,300	Highlands Acquisition Corp., Expires 10/3/12* (Cost — $417,612)	84,860
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $716,112,565)	613,083,235
FACE AMOUNT
SHORT-TERM INVESTMENT — 6.4%
	Repurchase Agreement — 6.4%
$42,424,000	Interest in $496,607,000 joint tri-party repurchase agreement dated 5/29/09 with Greenwich Capital Markets Inc., 0.200% due 6/1/09; Proceeds at maturity — $42,424,707; (Fully collateralized by various U.S. government agency obligations, 0.000% to 9.375% due 10/15/09 to 4/15/30; Market value — $43,272,521) (Cost — $42,424,000)	42,424,000
	TOTAL INVESTMENTS — 99.4% (Cost — $758,536,565#)	655,507,235
	Other Assets in Excess of Liabilities — 0.6%	3,790,629
	TOTAL NET ASSETS — 100.0%	$659,297,864

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR — American Depositary Receipt

See Notes to Financial Statements.

Legg Mason Partners Mid Cap Core Fund 2009 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

May 31, 2009

ASSETS:
Investments, at value (Cost — $758,536,565)	$655,507,235
Foreign currency, at value (Cost — $81,599)	81,589
Cash	70
Receivable for securities sold	2,482,586
Receivable for Fund shares sold	2,467,052
Dividends and interest receivable	1,337,110
Prepaid expenses	81,904
Total Assets	661,957,546
LIABILITIES:
Payable for securities purchased	895,695
Payable for Fund shares repurchased	735,849
Investment management fee payable	408,607
Distribution fees payable	251,624
Trustees’ fees payable	27,805
Distributions payable	1,175
Accrued expenses	338,927
Total Liabilities	2,659,682
TOTAL NET ASSETS	$659,297,864
NET ASSETS:
Par value (Note 7)	$474
Paid-in capital in excess of par value	817,807,179
Undistributed net investment income	906,047
Accumulated net realized loss on investments and foreign currency transactions	(56,386,081)
Net unrealized depreciation on investments and foreign currencies	(103,029,755)
TOTAL NET ASSETS	$659,297,864

See Notes to Financial Statements.

8	Legg Mason Partners Mid Cap Core Fund 2009 Semi-Annual Report

Shares Outstanding:
Class 1	255,459
Class A	25,569,379
Class B	6,523,952
Class C	9,939,473
Class R	5,907
Class I	94,619
Class IS	5,048,322
Net Asset Value:
Class 1 (and redemption price)	$14.58
Class A (and redemption price)	$14.34
Class B*	$12.79
Class C*	$12.84
Class R (and redemption price)	$14.34
Class I (and redemption price)	$15.11
Class IS (and redemption price)	$15.12
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$15.21

*	Redemption price per share is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Partners Mid Cap Core Fund 2009 Semi-Annual Report	9

Statement of operations (unaudited)

For the Six Months Ended May 31, 2009

INVESTMENT INCOME:
Dividends	$4,673,740
Interest	28,588
Total Investment Income	4,702,328
EXPENSES:
Investment management fee (Note 2)	2,121,813
Distribution fees (Notes 2 and 5)	1,372,998
Transfer agent fees (Note 5)	811,698
Shareholder reports (Note 5)	79,629
Registration fees	38,001
Trustees’ fees	30,924
Legal fees	21,441
Audit and tax	18,401
Insurance	7,779
Custody fees	6,640
Miscellaneous expenses	4,994
Total Expenses	4,514,318
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(565)
Net Expenses	4,513,753
NET INVESTMENT INCOME	188,575
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	(41,622,635)
REIT distributions	93,485
Foreign currency transactions	989
Net Realized Loss	(41,528,161)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	123,267,242
Foreign currencies	(425)
Change in Net Unrealized Appreciation/Depreciation	123,266,817
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	81,738,656
INCREASE IN NET ASSETS FROM OPERATIONS	$81,927,231

See Notes to Financial Statements.

10	Legg Mason Partners Mid Cap Core Fund 2009 Semi-Annual Report

Statements of changes in net assets

FOR THE SIX MONTHS ENDED MAY 31, 2009 (unaudited) AND THE YEAR ENDED NOVEMBER 30, 2008	2009	2008
OPERATIONS:
Net investment income (loss)	$188,575	$(3,587,796)
Net realized loss	(41,528,161)	(14,841,986)
Change in net unrealized appreciation/depreciation	123,266,817	(342,135,587)
Increase (Decrease) in Net Assets From Operations	81,927,231	(360,565,369)
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net realized gains	—	(105,100,060)
Decrease in Net Assets From Distributions to Shareholders	—	(105,100,060)
FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	104,295,497	322,003,447
Reinvestment of distributions	—	101,370,605
Cost of shares repurchased	(91,891,648)	(365,030,056)
Increase in Net Assets From Fund Share Transactions	12,403,849	58,343,996
INCREASE (DECREASE) IN NET ASSETS	94,331,080	(407,321,433)
NET ASSETS:
Beginning of period	564,966,784	972,288,217
End of period*	$659,297,864	$564,966,784
* Includes undistributed net investment income of:	$906,047	$717,472

See Notes to Financial Statements.

Legg Mason Partners Mid Cap Core Fund 2009 Semi-Annual Report	11

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, UNLESS OTHERWISE NOTED:
CLASS 1 SHARES[1]	2009[2]	2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$12.73	$22.84	$24.21	$21.13	$21.73	$19.91
INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)	0.04	0.03	0.08	0.07	0.04	(0.05)
Net realized and unrealized gain (loss)	1.81	(7.79)	1.67	3.01	2.28	1.87
Total income (loss) from operations	1.85	(7.76)	1.75	3.08	2.32	1.82
LESS DISTRIBUTIONS FROM:
Net realized gains	—	(2.35)	(3.12)	—	(2.92)	—
Total distributions	—	(2.35)	(3.12)	—	(2.92)	—
NET ASSET VALUE, END OF PERIOD	$14.58	$12.73	$22.84	$24.21	$21.13	$21.73
Total return[3]	14.53%	(37.88)%	8.06%	14.58%	11.37%	9.14%
NET ASSETS, END OF PERIOD (000s)	$3,724	$3,533	$7,103	$7,215	$6,434	$6,002
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.14%[4]	1.04%	1.01%[5]	1.04%	1.10%	1.08%
Net expenses	1.11 [4,6,7]	1.02 [6,7,8]	0.99 [5,6,7]	1.03 [6]	1.10	1.06 [6]
Net investment income (loss)	0.55 [4]	0.14	0.32	0.31	0.18	(0.26)
PORTFOLIO TURNOVER RATE	24%	80%	62%	69%	93%	79%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2009 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.01% and 0.98%, respectively.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Management has agreed to voluntarily waive fees and/or reimburse operating expenses to limit total annual operating expenses for Class 1 shares to 0.25% lower than Class A shares’ total operating expenses.

[8]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

12	Legg Mason Partners Mid Cap Core Fund 2009 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2009[2]	2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$12.54	$22.59	$24.02	$21.02	$21.65	$19.86
INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)	0.02	(0.02)	0.02	0.02	0.01	(0.07)
Net realized and unrealized gain (loss)	1.78	(7.68)	1.67	2.98	2.28	1.86
Total income (loss) from operations	1.80	(7.70)	1.69	3.00	2.29	1.79
LESS DISTRIBUTIONS FROM:
Net realized gains	—	(2.35)	(3.12)	—	(2.92)	—
Total distributions	—	(2.35)	(3.12)	—	(2.92)	—
NET ASSET VALUE, END OF PERIOD	$14.34	$12.54	$22.59	$24.02	$21.02	$21.65
Total return[3]	14.35%	(38.05)%	7.84%	14.27%	11.27%	9.01%
NET ASSETS, END OF PERIOD (000s)	$366,702	$274,412	$475,146	$434,911	$389,863	$382,966
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.36%[4]	1.28%	1.21%[5]	1.25%	1.22%	1.19%
Net expenses	1.36 [4]	1.28 [6]	1.21 [5]	1.25 [7]	1.22	1.16 [7]
Net investment income (loss)	0.31 [4]	(0.11)	0.10	0.09	0.06	(0.37)
PORTFOLIO TURNOVER RATE	24%	80%	62%	69%	93%	79%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2009 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been the same.

[6]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Mid Cap Core Fund 2009 Semi-Annual Report	13

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, UNLESS OTHERWISE NOTED:
CLASS B SHARES[1]	2009[2]	2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$11.23	$20.64	$22.38	$19.73	$20.65	$19.08
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.04)	(0.17)	(0.16)	(0.14)	(0.15)	(0.22)
Net realized and unrealized gain (loss)	1.60	(6.89)	1.54	2.79	2.15	1.79
Total income (loss) from operations	1.56	(7.06)	1.38	2.65	2.00	1.57
LESS DISTRIBUTIONS FROM:
Net realized gains	—	(2.35)	(3.12)	—	(2.92)	—
Total distributions	—	(2.35)	(3.12)	—	(2.92)	—
NET ASSET VALUE, END OF PERIOD	$12.79	$11.23	$20.64	$22.38	$19.73	$20.65
Total return[3]	13.89%	(38.60)%	6.91%	13.43%	10.38%	8.23%
NET ASSETS, END OF PERIOD (000s)	$83,422	$92,613	$224,464	$302,522	$359,471	$410,756
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	2.30%[4]	2.16%	2.08%[5]	2.03%	1.98%	1.94%
Net expenses	2.30 [4]	2.16 [6]	2.08 [5]	2.03 [7]	1.98	1.91 [7]
Net investment loss	(0.65)[4]	(1.00)	(0.77)	(0.69)	(0.71)	(1.12)
PORTFOLIO TURNOVER RATE	24%	80%	62%	69%	93%	79%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2009 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 2.07%.

[6]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	Legg Mason Partners Mid Cap Core Fund 2009 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2009[2]	2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$11.27	$20.68	$22.39	$19.73	$20.65	$19.08
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.03)	(0.15)	(0.13)	(0.13)	(0.15)	(0.22)
Net realized and unrealized gain (loss)	1.60	(6.91)	1.54	2.79	2.15	1.79
Total income (loss) from operations	1.57	(7.06)	1.41	2.66	2.00	1.57
LESS DISTRIBUTIONS FROM:
Net realized gains	—	(2.35)	(3.12)	—	(2.92)	—
Total distributions	—	(2.35)	(3.12)	—	(2.92)	—
NET ASSET VALUE, END OF PERIOD	$12.84	$11.27	$20.68	$22.39	$19.73	$20.65
Total return[3]	13.93%	(38.52)%	7.06%	13.48%	10.38%	8.23%
NET ASSETS, END OF PERIOD (000s)	$127,600	$126,007	$263,816	$290,235	$302,409	$343,906
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	2.15%[4]	2.05%	1.94%[5]	1.98%	2.00%	1.95%
Net expenses	2.15 [4]	2.05 [6]	1.94 [5]	1.96 [7]	2.00	1.92 [7]
Net investment loss	(0.50)[4]	(0.88)	(0.64)	(0.62)	(0.73)	(1.13)
PORTFOLIO TURNOVER RATE	24%	80%	62%	69%	93%	79%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2009 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been the same.

[6]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Mid Cap Core Fund 2009 Semi-Annual Report	15

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, UNLESS OTHERWISE NOTED:
CLASS R SHARES[1]	2009[2]	2008[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$12.54	$16.93
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.02	0.01
Net realized and unrealized gain (loss)	1.78	(4.40)
Total income (loss) from operations	1.80	(4.39)
NET ASSET VALUE, END OF PERIOD	$14.34	$12.54
Total return[4]	14.35%	(25.93)%
NET ASSETS, END OF PERIOD (000s)	$85	$74
RATIOS TO AVERAGE NET ASSETS:
Gross expenses[5]	1.36%	1.50%
Net expenses[5]	1.36	1.50 [6]
Net investment income[5]	0.30	0.23
PORTFOLIO TURNOVER RATE	24%	80%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2009 (unaudited).

[3]	For the period September 30, 2008 (inception date) to November 30, 2008.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

16	Legg Mason Partners Mid Cap Core Fund 2009 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2009[2]	2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$13.18	$23.53	$24.80	$21.60	$22.16	$20.23
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.05	0.07	0.12	0.13	0.01	0.01
Net realized and unrealized gain (loss)	1.88	(8.07)	1.73	3.07	2.35	1.92
Total income (loss) from operations	1.93	(8.00)	1.85	3.20	2.36	1.93
LESS DISTRIBUTIONS FROM:
Net realized gains	—	(2.35)	(3.12)	—	(2.92)	—
Total distributions	—	(2.35)	(3.12)	—	(2.92)	—
NET ASSET VALUE, END OF PERIOD	$15.11	$13.18	$23.53	$24.80	$21.60	$22.16
Total return[3]	14.64%	(37.77)%	8.30%	14.81%	11.34%	9.54%
NET ASSETS, END OF PERIOD (000s)	$1,430	$1,047	$1,759	$1,820	$1,575	$87,946
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.86%[4]	0.78%	0.79%[5]	0.80%	0.75%	0.77%
Net expenses	0.86 [4]	0.78 [6]	0.79 [5]	0.80 [7]	0.75	0.74 [7]
Net investment income	0.81 [4]	0.35	0.52	0.55	0.03	0.05
PORTFOLIO TURNOVER RATE	24%	80%	62%	69%	93%	79%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2009 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 0.78%.

[6]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Mid Cap Core Fund 2009 Semi-Annual Report	17

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, UNLESS OTHERWISE NOTED:
CLASS IS SHARES[1]	2009[2]	2008[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$13.19	$19.38
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.05	0.04
Net realized and unrealized gain (loss)	1.88	(6.23)
Total income (loss) from operations	1.93	(6.19)
NET ASSET VALUE, END OF PERIOD	$15.12	$13.19
Total return[4]	14.63%	(31.94)%
NET ASSETS, END OF PERIOD (000s)	$76,335	$67,281
RATIOS TO AVERAGE NET ASSETS:
Gross expenses[5]	0.84%	0.82%
Net expenses[5]	0.84	0.82 [6]
Net investment income[5]	0.82	0.69
PORTFOLIO TURNOVER RATE	24%	80%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2009 (unaudited).

[3]	For the period August 4, 2008 (inception date) to November 30, 2008.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

18	Legg Mason Partners Mid Cap Core Fund 2009 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Partners Mid Cap Core Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Legg Mason Partners Mid Cap Core Fund 2009 Semi-Annual Report	19

Notes to financial statements (unaudited) continued

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	MAY 31, 2009	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in Securities	$655,507,235	$600,917,152	$54,590,083	—

(b) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

20	Legg Mason Partners Mid Cap Core Fund 2009 Semi-Annual Report

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each share class. Fees relating to a specific class are charged directly to that share class.

(h) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund. If material, the amount is shown as a reduction of expenses in the Statement of Operations. Interest expense, if any, paid to the custodian related to cash overdrafts is included in interest expense in the Statement of Operations.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of May 31, 2009, no

Legg Mason Partners Mid Cap Core Fund 2009 Semi-Annual Report	21

Notes to financial statements (unaudited) continued

provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Fund’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for management of cash and short-term instruments. For its services, LMPFA pays ClearBridge 70% of the net management fee it receives from the Fund.

As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses to average net assets of Class 1 shares will not exceed the total net annual operating expenses of Class A shares less the 12b-1 differential of 0.25%.

For the six months ended May 31, 2009, the Fund was reimbursed for expenses in the amount of $565.

The manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Fund’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

22	Legg Mason Partners Mid Cap Core Fund 2009 Semi-Annual Report

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended May 31, 2009, LMIS and its affiliates received sales charges of approximately $36,000 on sales of the Fund’s Class A shares. In addition, for the six months ended May 31, 2009, CDSCs paid to LMIS and its affiliates were approximately:

	CLASS A		CLASS B	CLASS C
CDSCs	$0	*	$13,000	$2,000

*	Amount represents less than $1,000.

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred balances are reported in the Statement of Operations under Trustees’ fees and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change will have no effect on fees previously deferred. As of May 31, 2009, the Fund had accrued $1,605 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended May 31, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$128,397,008
Sales	131,634,902

At May 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$44,890,733
Gross unrealized depreciation	(147,920,063)
Net unrealized depreciation	$(103,029,330)

Legg Mason Partners Mid Cap Core Fund 2009 Semi-Annual Report	23

Notes to financial statements (unaudited) continued

4. Derivative instruments and hedging activities

Financial Accounting Standards Board (“FASB”) of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended May 31, 2009, the Fund did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B, C, and R shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.75% and with respect to its Class R shares at an annual rate of 0.25% of the average daily net assets of each respective class. Distribution fees are accrued daily and paid monthly.

For the six months ended May 31, 2009, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class 1	—	$5,528	$394
Class A	$364,347	421,304	30,088
Class B	411,543	187,988	18,678
Class C	596,921	196,674	15,275
Class R	187	12	12
Class I	—	97	256
Class IS	—	95	14,926
Total	$1,372,998	$811,698	$79,629

For the six months ended May 31, 2009, class specific waivers and/or reimbursements were as follows:

WAIVERS/ REIMBURSEMENTS
Class 1	$565
Class A	—
Class B	—
Class C	—
Class R	—
Class I	—
Class IS	—
Total	$565

24	Legg Mason Partners Mid Cap Core Fund 2009 Semi-Annual Report

6. Distributions to shareholders by class

	SIX MONTHS ENDED MAY 31, 2009	YEAR ENDED NOVEMBER 30, 2008
Net Realized Gains:
Class 1	—	$722,576
Class A	—	49,371,950
Class B	—	25,104,130
Class C	—	29,719,670
Class I	—	181,734
Total	—	$105,100,060

7. Shares of beneficial interest

At May 31, 2009, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED MAY 31, 2009		YEAR ENDED NOVEMBER 30, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Class 1
Shares issued on reinvestment	—	—	35,282	$722,576
Shares repurchased	(22,031)	$(284,546)	(68,725)	(1,315,992)
Net decrease	(22,031)	$(284,546)	(33,443)	$(593,416)
Class A
Shares sold	6,950,138	$87,084,988	3,907,069	$71,537,190
Shares issued on reinvestment	—	—	2,365,102	47,845,982
Shares repurchased	(3,260,136)	(41,126,667)	(5,424,362)	(97,044,341)
Net increase	3,690,002	$45,958,321	847,809	$22,338,831
Class B
Shares sold	293,970	$3,288,300	595,681	$9,791,241
Shares issued on reinvestment	—	—	1,327,185	24,247,673
Shares repurchased	(2,015,735)	(22,433,083)	(4,552,169)	(76,207,504)
Net decrease	(1,721,765)	$(19,144,783)	(2,629,303)	$(42,168,590)
Class C
Shares sold	755,255	$8,582,668	1,585,644	$26,066,854
Shares issued on reinvestment	—	—	1,559,153	28,548,083
Shares repurchased	(1,996,218)	(22,284,897)	(4,719,685)	(76,901,965)
Net decrease	(1,240,963)	$(13,702,229)	(1,574,888)	$(22,287,028)

Legg Mason Partners Mid Cap Core Fund 2009 Semi-Annual Report	25

Notes to financial statements (unaudited) continued

	SIX MONTHS ENDED MAY 31, 2009		YEAR ENDED NOVEMBER 30, 2008
	SHARES	AMOUNT	SHARES		AMOUNT
Class R
Shares sold	0 *	$1	5,907	†	$100,000	†
Net increase	0 *	$1	5,907	†	$100,000	†
Class I
Shares sold	28,350	$412,350	5,628,966		$110,864,281
Shares issued on reinvestment	—	—	297		6,291
Shares repurchased	(13,153)	(180,351)	(5,624,605)		(109,319,875)
Net increase	15,197	$231,999	4,658		$1,550,697
Class IS
Shares sold	379,587	$4,927,190	5,369,630	‡	$103,643,881	‡
Shares repurchased	(432,891)	(5,582,104)	(268,004	)‡	(4,240,379	)‡
Net increase (decrease)	(53,304)	$(654,914)	5,101,626	‡	$99,403,502	‡

*	Amount represents less than 0.5 shares.

†	For the period September 30, 2008 (inception date) to November 30, 2008.

‡	For the period August 4, 2008 (inception date) to November 30, 2008.

8. Capital loss carryforward

On November 30, 2008, the Fund had a net capital loss carryforward of approximately $14,849,356 all of which expires in 2016. This amount will be available to offset any future taxable capital gains.

9. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as

26	Legg Mason Partners Mid Cap Core Fund 2009 Semi-Annual Report

sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

Legg Mason Partners Mid Cap Core Fund 2009 Semi-Annual Report	27

Notes to financial statements (unaudited) continued

10. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

28	Legg Mason Partners Mid Cap Core Fund 2009 Semi-Annual Report

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

*  *  *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

11. Recent accounting pronouncement

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

Legg Mason Partners Mid Cap Core Fund 2009 Semi-Annual Report	29

Legg Mason Partners Mid Cap Core Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn, Jr.

R. Jay Gerken, CFA
Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Advisors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services

2 Heritage Drive

North Quincy, Massachusetts 02171

PNC Global Investment Servicing

4400 Computer Drive

Westborough, Massachusetts 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners Mid Cap Core Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS MID CAP CORE FUND

Legg Mason Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Legg Mason Partners Mid Cap Core Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2009 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 19, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01675 7/09 SR09-847

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: August 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: August 4, 2009

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust

Date: August 4, 2009